ADVANCES FROM CUSTOMERS AND DEFERRED REVENUES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Revenue Arrangement [Line Items]
Amount of revenue recognized from performance obligations	$ 10,885
Aggregate estimated amount of performance obligations	$ 431,533
Revenue remaining performance obligation percentage	83.00%
Revenue remaining performance obligation expected timing of satisfaction explanation	remaining performance obligations as revenue within the next 3 years, with the remainder recognized over a period of approximately 4-9 years
Minimum [Member]
Deferred Revenue Arrangement [Line Items]
Expected to be recognized over periods performance obligations	4 years
Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Expected to be recognized over periods performance obligations	9 years
Recognized over time for service [Member]
Deferred Revenue Arrangement [Line Items]
Amount of revenue recognized from advances from customers and deferred revenues		$ 14,009